Investment in Unconsolidated Affiliate and Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Reconciliation of Basis Difference [Line Items]
Reconciliation of Basis Difference [Table Text Block]
The following table reconciles the basis difference in Enable from December 31, 2016 to December 31, 2017.

(In millions)
Basis difference as of December 31, 2016	$743.7
Change in Enable basis difference	(1.0)
Amortization of basis difference	(11.3)
Elimination of Enable fair value step up	(17.2)
Basis difference as of December 31, 2017	$714.2

Schedule of Related Party Transactions [Table Text Block]
The following table summarizes related party transactions between OG&E and Enable during the years ended December 31, 2017, 2016 and 2015.

	Year Ended December 31,
(In millions)	2017	2016	2015
Operating revenues:
Electricity to power electric compression assets	$14.0	$11.5	$13.8
Cost of sales:
Natural gas transportation services	$35.0	$35.0	$35.0
Natural gas purchases (sales)	(2.1)	11.2	7.6

Summarized Balance Sheet Financial Information, Equity Method Investment [Table Text Block]
Summarized unaudited financial information for 100 percent of Enable is presented below as of December 31, 2017 and 2016 and for the years ended December 31, 2017, 2016 and 2015.

Balance Sheet	December 31,
(In millions)	2017	2016
Current assets	$416	$396
Non-current assets	11,177	10,816
Current liabilities	1,279	362
Non-current liabilities	2,660	3,056

Summarized Income Statement Financial Information, Equity Method Investment [Table Text Block]

Income Statement	Year Ended December 31,
(In millions)	2017	2016	2015
Operating revenues	$2,803	$2,272	$2,418
Cost of natural gas and NGLs	1,381	1,017	1,097
Operating income (loss)	528	385	(712)
Net income (loss)	400	290	(752)

Reconciliation of Equity in Earnings of Unconsolidated Affiliates [Table Text Block]
The following table reconciles OGE Energy's equity in earnings of its unconsolidated affiliates for the years ended December 31, 2017 and 2016.

	Year Ended December 31,
(In millions)	2017	2016	2015
Enable net income (loss)	$400.3	$289.5	$(752.0)
Distributions senior to limited partners	—	(9.1)	—
Differences due to timing of OGE Energy and Enable accounting close	—	(12.2)	12.1
Enable net income (loss) used to calculate OGE Energy's equity in earnings	$400.3	$268.2	$(739.9)
OGE Energy's percent ownership at period end	25.7%	25.7%	26.3%
OGE Energy's portion of Enable net income (loss)	$102.7	$70.7	$(194.4)
Impairments recognized by Enable associated with OGE Energy's basis differences	—	2.6	178.4
OGE Energy's share of Enable net income (loss)	102.7	73.3	(16.0)
Amortization of basis difference	11.3	11.6	13.5
Elimination of Enable fair value step up	17.2	16.9	18.0
Equity in earnings of unconsolidated affiliates	$131.2	$101.8	$15.5